CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates And Judgements
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 4 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

The areas requiring the use of estimates and critical judgments that may potentially have a significant impact on the Company’s earnings and financial position are:

Impairment of intangible assets

An impairment test on capitalized development costs is undertaken whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company evaluates the carrying value of its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability Test includes recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. Where the carrying value of an asset exceeds its recoverable amount (i.e., the higher value in use and fair value less costs to sell), the asset is written down accordingly.

Determination of fair value - Warrants liabilities - derivatives and share-based payment transactions

The Company uses the Black-Scholes option-pricing model to estimate fair value. The key assumptions used in the model are the expected future volatility in the price of the Company’s shares and the expected life of the instrument.